Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 17,391,000	$ 2,182,000	$ 1,009,000	$ 20,582,000
Bolanitos Mine
Total	2,479,000	361,000	78,000	2,918,000
Exploration Projects
Total	77,000		218,000	295,000
Guadalupe Project
Total	7,000		64,000	71,000
Guanacevi Mine
Total	10,192,000	690,000	84,000	10,966,000
Kolpa Mine
Total	4,597,000	$ 1,131,000	76,000	5,804,000
Pitarrilla Project
Total	6,000		118,000	124,000
Terronera Project
Total	$ 33,000		$ 371,000	$ 404,000